Cover Page	Aug. 07, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 07, 2026
Entity Registrant Name	Mobility Global Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43276
Entity Tax Identification Number	39-4621962
Entity Address, Address Line One	5860 Trinity Parkway, Suite 600
Entity Address, City or Town	Centreville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20120
City Area Code	703
Local Phone Number	934-2664
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock (par value $0.01 per share)
Trading Symbol	MBGL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0002090312
Amendment Flag	false